Investment Strategy - Systematic High Yield Bond Series	Jun. 05, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Series will invest, under normal circumstances, at least 80% of its assets in high yield fixed income securities (i.e., “junk bonds”) of any maturity and duration and other financial instruments, principally derivative instruments and exchange-traded funds (ETFs), with economic characteristics similar to high yield fixed income securities.

The Series will principally invest in high yield non-investment grade fixed income securities (i.e., “junk bonds”): (i) publicly-issued debt of U.S. corporate issuers, (ii) U.S. dollar-denominated, publicly issued debt of non-U.S. corporate issuers, and (iii) Rule 144A securities with or without registration rights. The Series may invest in both fixed and floating rate securities.

The Series may purchase shares of ETFs, including to establish a diversified position in a particular market sector or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

The Series may buy and sell futures contracts based on investment grade and non-investment grade fixed income securities primarily for cash management purposes. The Series may also invest in credit default swaps primarily for cash management purposes. The Series may invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate investments.

Bond Securities Selection Process — When investing in fixed income securities, the Advisor uses a systematic, rules-based approach. This means the Advisor follows a consistent method based on data to guide investment decisions. The goal is to build a portfolio with specific characteristics by selecting bonds with a good balance of risk and reward, based on factors such as credit ratings, maturity, and relative value. The strategy also includes weighting the Series’ portfolio more heavily to areas of the bond market that the Advisor believes are attractive in different market conditions.

Although securities may be added to or removed from the Series’ portfolio at any time during the year, the Advisor expects that modifications to the Series’ portfolio will generally take place monthly during the Advisor’s systematic portfolio review process.

In analyzing the relative attractiveness of fixed income market segments and/or individual securities, the Advisor considers:

•	The relevant economic conditions and market segment trends.

•	The interest rate sensitivities of the particular sectors and securities.

•	The yield differentials across sectors, credit qualities, and maturities.

Maturity and Portfolio Duration — The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. For example, the Advisor may invest in longer-term bonds when it expects yields to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects yields to rise.

The Advisor anticipates that the Series will invest in securities across the maturity spectrum with a focus on those in the short to intermediate part of the yield curve. Exposures will be adjusted based on the Advisor’s systematic process and in light of current conditions and pricing.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in yields. The prices of fixed income securities with shorter durations generally will be less affected by changes in yields than the prices of fixed income securities with longer durations. For example, a 10 year duration means the fixed income security will decrease in value by 10% if yields rise 1% and increase in value by 10% if yields fall 1%.

Credit Quality — The Series will invest in non-investment grade securities (i.e., “junk bonds”), those rated below BBB- by S&P or Baa3 by Moody’s, or, if unrated, determined to be of equivalent quality by the Advisor. If the security is rated by one agency, that rating is used by the Advisor. If the security is rated by multiple rating agencies, the median rating will be used.

The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their “credit spreads” (i.e., the difference between the bonds’ yields to maturity and those of U.S. Treasury bonds with similar maturities) to be attractive.

Securities may be sold for one or more of the following reasons:

•	they no longer meet the selection criteria under which they were purchased using the Advisor’s proprietary valuation framework and systematic portfolio review process

•	a more attractive investment opportunity is identified.

There are no prescribed limits on the sector allocation of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

The Series may engage in active and frequent trading of portfolio securities. If it does, its portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

Strategy Portfolio Concentration [Text]	The Series will invest, under normal circumstances, at least 80% of its assets in high yield fixed income securities (i.e., “junk bonds”) of any maturity and duration and other financial instruments, principally derivative instruments and exchange-traded funds (ETFs), with economic characteristics similar to high yield fixed income securities.